Labor and Social Obligations - Matching program (Details) - Matching Program	12 Months Ended
Dec. 31, 2021 R$ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	5 years
Available for sale period for shares (in years)	4 years
Number of investment shares transferred | shares	9,841
Average price per share transferred | R$ / shares	R$ 192.2